INCOME TAXES (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Effective tax rate	21.90%	(12.90%)	24.40%	(26.90%)